Deferred Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets and liabilities, net	€ 79,617	€ 74,562	€ 66,208	€ 61,300
Unrecognised Gross Deferred Tax assets/(liabilities)	79,617	74,562
Unrecognized Net Deferred Tax assets/(liabilities)	79,617	74,562
Intangible asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax liabilities	(216)	(2,709)
Unrecognized deferred tax assets and liabilities, net	(216)	(2,709)
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	79,833	77,857
Netting by tax entity	(216)	(3,295)
Unrecognized Net Deferred Tax assets/(liabilities)	79,617	74,562
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognised Gross Deferred Tax assets/(liabilities)	(216)	(3,295)
Netting by tax entity	216	3,295
Contingent consideration liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	0	3,670
Unrecognized deferred tax assets and liabilities, net	0	3,670
RCA's [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	1,226	1,503
Unrecognized deferred tax assets and liabilities, net	1,226	1,503
Employee benefits liability [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	3	13
Unrecognized deferred tax assets and liabilities, net	3	13
Other temporary differences [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	272
Unrecognized deferred tax liabilities	0	(586)
Unrecognized deferred tax assets and liabilities, net	272	(586)
Tax Losses Carry forward [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Unrecognized deferred tax assets	78,332	72,671
Unrecognized deferred tax assets and liabilities, net	€ 78,332	€ 72,671